Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
External research and development expenses	5,489	3,118	11,314	7,001
Employee expenses[1]	1,626	1,025	3,045	1,823
Depreciation	10	7	20	15
Other expenses	51	90	103	115
Total research and development expenses	7,176	4,240	14,482	8,954

External costs	1,839	1,932	4,109	4,681
Employee expenses[2]	840	574	1,616	1,114
Depreciation	70	4	137	7
Total general and administrative expenses	2,749	2,510	5,862	5,802
Total operating expenses	9,925	6,750	20,344	14,756